SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of the Changes of Deferred Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Balance at beginning of year	$ 2,272	$ 2,256	$ 1,933
Recognized during the year	(1,667)	(1,157)	(1,069)
Deferred income relating to new sales	1,374	1,173	1,392
Balance at end of year	$ 1,979	$ 2,272	$ 2,256